DEPOSITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
DEPOSITS
Certificates of deposit in denominations of $250 or more	$ 6,846	$ 6,798
Deposit accounts
Passbook accounts	69,465	65,359
NOW and checking accounts	34,466	31,874
Money market accounts	4,990	6,432
Certificates of deposit	56,728	62,584
Total deposits	165,649	166,249
Scheduled maturities of time certificates
2016	29,622
2017	9,246
2018	4,635
2019	4,606
2020	8,256
Thereafter	363
Total deposits	56,728	62,584
Interest expense on deposits
NOW		1
Money market	1	1
Passbook	107	94
Certificates of deposit	467	571
Total interest expense on deposits	575	667
Non-interest-bearing deposits	23,132	20,905
Deposit accounts held by directors and executive officers	$ 1,146	$ 841